RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Notes to Financial Statements
Note 5 - Related Party Transactions	During the period, the Company has paid its officer consulting fees of $6,000 (2015 - $3,000). The Company owed its officer for salary payable $17,750 as at July 31, 2016, (2015 - $17,500.

During the period, the Company has paid its officer consulting fees of $31,000 (2015 - $nil) (2015 - $nil). On October 15, 2015, the Company remunerated the officer of the Company 1,200,000 (400,000 pre-split) shares of the Company's common stock. The price of the stock was $0.43 and a charge of $172,000 has been expensed as Shares for Service. The Company owed its officer for salary payable $17,500 as at July 31, 2016, (2015 - $nil). The Company owed a shareholder of the Company $24,590 for consulting fees as at July 31,2015.